RETIREMENT BENEFIT OBLIGATIONS - Reconciliation of benefit obligations and pension assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Y	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (69)	$ (164)
Movement in pension benefit obligation and pension assets:
Current service cost	(12)	(12)
Past service credit	7	4
Interest (expense)/income		(2)
Administration costs and taxes	(3)	(3)
Costs recognised in Income statement	(8)	(13)
Actuarial gain due to liability experience	6	1
Actuarial (loss)/gain due to financial assumptions change	97	(38)
Actuarial gain due to demographic assumptions	11	42
Return on plan assets greater than/(less than) discount rate	(103)	59
Re-measurement recognised in OCI	11	64	$ (81)
Employer contributions	44	53
Net cash	44	53
Exchange rates		(9)
Amount recognised on the balance sheet	(22)	(69)	(164)
Amount recognised on the balance sheet - liability	(114)	(131)
Amount recognised on the balance sheet - asset	92	62
Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(1,625)	(1,577)
Movement in pension benefit obligation and pension assets:
Current service cost	(12)	(12)
Past service credit	7	4
Interest (expense)/income	(40)	(44)
Administration costs and taxes	(3)	(3)
Costs recognised in Income statement	(48)	(55)
Actuarial gain due to liability experience	6	1
Actuarial (loss)/gain due to financial assumptions change	97	(38)
Actuarial gain due to demographic assumptions	11	42
Re-measurement recognised in OCI	114	5
Employee contributions	(4)	(4)
Benefits paid directly by the Group, taxes and administration costs paid from scheme assets	3	2
Benefits paid	100	102
Net cash	99	100
Exchange rates	50	(98)
Amount recognised on the balance sheet	(1,410)	(1,625)	(1,577)
Amount recognised on the balance sheet - liability	(245)	(290)
Amount recognised on the balance sheet - asset	(1,165)	(1,335)
Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	1,556	1,413
Movement in pension benefit obligation and pension assets:
Interest (expense)/income	40	42
Costs recognised in Income statement	40	42
Return on plan assets greater than/(less than) discount rate	(103)	59
Re-measurement recognised in OCI	(103)	59
Employer contributions	44	53
Employee contributions	4	4
Benefits paid directly by the Group, taxes and administration costs paid from scheme assets	(3)	(2)
Benefits paid	(100)	(102)
Net cash	(55)	(47)
Exchange rates	(50)	89
Amount recognised on the balance sheet	1,388	1,556	$ 1,413
Amount recognised on the balance sheet - liability	131	159
Amount recognised on the balance sheet - asset	1,257	1,397
Pension plans | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	53
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 77	53
Weighted average duration of the defined benefit obligation | Y	19
Pension plans | United Kingdom | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (854)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(718)	(854)
Pension plans | United Kingdom | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	907
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	795	907
Pension plans | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	9
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 13	9
Weighted average duration of the defined benefit obligation | Y	11
Pension plans | United States of America | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (481)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(424)	(481)
Pension plans | United States of America | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	490
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	437	490
Pension plans | Other
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(131)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(112)	(131)
Pension plans | Other | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(290)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(268)	(290)
Pension plans | Other | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	159
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 156	$ 159